Label	Element	Value
Riskreturn	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2011
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE CONVERTIBLE FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000764772
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	valcx
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2011
Prospectus Date	rr_ProspectusDate	Sep. 01, 2011
VALUE LINE CONVERTIBLE FUND INC
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Value Line Convertible Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income together with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in U.S. “convertible securities” — that is bonds, debentures, corporate notes, or preferred stocks, which are convertible into common stock. The Fund will provide its shareholders with at least 60 days prior notice of any change in this policy. The Fund may also invest up to 20% of its net assets in non-convertible debt or equity securities, U.S. government securities, warrants, repurchase agreements or money market instruments.

The Fund may invest in Rule 144A securities and in both investment-grade and, without restriction, in lower rated, high yielding securities (“junk bonds”). Junk bonds are typically rated below investment grade by one or more of the rating agengies or, if not rated, are determined to be of equivalent quality by Adviser.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”), as well as the Value Line Convertibles Survey, in selecting securities for purchase or sale. The return provided by a convertible security depends largely on the performance of the common stock for which it can be exchanged. Thus, the Adviser’s evaluation of a convertible security begins with its ranking of the underlying common stock, using the Ranking Systems. The rank for the common stock is then combined with the Adviser’s evaluation of the convertible security which is based on the Value Line Convertibles Survey. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Fund principally invests in convertible securities that are issued by companies in the United States with a market capitalization of $1.5 billion or more at the time of investment and ranked 1 or 2 by either Ranking System although it may also purchase securities ranked 3. Although the Adviser relies primarily on the rankings of companies by the Ranking Systems and the Value Line Convertibles Survey in selecting securities, the Adviser has discretion in determining the securities in which the Fund shall invest and in what amounts such investments shall be made, taking into account the potential risk and reward of each investment and its liquidity. The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. The Fund’s portfolio is actively traded.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s investment objective, under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in U.S. “convertible securities” — that is bonds, debentures, corporate notes, or preferred stocks, which are convertible into common stock. The Fund will provide its shareholders with at least 60 days prior notice of any change in this policy. The Fund may also invest up to 20% of its net assets in non-convertible debt or equity securities, U.S. government securities, warrants, repurchase agreements or money market instruments.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Closing [Text Block]	rr_RiskClosingTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund you should carefully evaluate the risks.

Convertible securities are often lower-quality debt securities and have less potential for gain or loss than common stock. High-yielding, lower rated securities (junk bonds) have certain speculative characteristics, are subject to greater market fluctuations and involve greater investment risk, including the possibility of default or bankruptcy, and lack of liquidity and risk of loss of income and principal, than is the case with lower yielding, higher rated securities. Issuers of lower rated securities are more likely to experience financial stress in periods of economic downturn or rising interest rates.

Other risks that you assume when investing in the Fund are those associated with investing in common stocks and market risk, the possibility that the securities in a certain market will decline in value because of factors such as changes in interest rates, declines in consumer confidence or poor earnings reports. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. There is also the risk that any of the Fund’s holdings could have its credit rating downgraded or the issuer could default, or there could be a sharp rise in interest rates causing the value of certain of the Fund’s securities to fall. Unlike debt securities, which have a preference to an issuer’s assets in case of liquidation or bankruptcy, equity securities are entitled to the residual value after the issuer meets its other obligations.
The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The Fund will be affected by changes in stock prices, which tend to fluctuate more than bond prices and by changes in interest rates.
The Fund has a high portfolio turnover rate which may result in higher brokerage commissions and may negatively affect the Fund’s performance.
Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies, including its use of the Ranking Systems and the Value Line Convertibles Survey, will produce the desired results.
The Adviser’s use of the results of the Ranking Systems and the Value Line Convertibles Survey in managing the Fund involves the risk that the Ranking Systems and the Value Line Convertibles Survey may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems or the Value Line Convertibles Survey, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.
Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to sell a security at a lower price, sell other securities instead or forgo an investment opportunity. This could have a negative effect on the Fund’s performance.
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 12.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
Fund performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. These returns are also compared to the Merrill Lynch Convertible Index, a more narrow index that more closely reflects the market sectors in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability Of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:       Q3 2009          12.01%
Worst Quarter:    Q4 2008      –19.84%

As of July 31, 2011, the Fund had a year-to-date total return of 1.13%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jul. 31, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

VALUE LINE CONVERTIBLE FUND INC | VALUE LINE CONVERTIBLE FUND INC
Riskreturn	rr_RiskReturnAbstract
Management Fees (Aspercentage Of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (Aspercentage Of Assets)	rr_OtherExpensesOverAssets	0.53%
Expenses (Aspercentage Of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver Or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.275%)	[1]
Net Expenses (Aspercentage Of Assets)	rr_NetExpensesOverAssets	1.255%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,800
Annual Return 2001	rr_AnnualReturn2001	(6.73%)
Annual Return 2002	rr_AnnualReturn2002	(7.79%)
Annual Return 2003	rr_AnnualReturn2003	17.82%
Annual Return 2004	rr_AnnualReturn2004	6.20%
Annual Return 2005	rr_AnnualReturn2005	3.46%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	8.85%
Annual Return 2008	rr_AnnualReturn2008	(32.26%)
Annual Return 2009	rr_AnnualReturn2009	28.06%
Annual Return 2010	rr_AnnualReturn2010	16.46%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.46%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	3.01%
VALUE LINE CONVERTIBLE FUND INC | VALUE LINE CONVERTIBLE FUND INC | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	2.09%
VALUE LINE CONVERTIBLE FUND INC | VALUE LINE CONVERTIBLE FUND INC | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	2.13%
VALUE LINE CONVERTIBLE FUND INC | S&P 500®
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
VALUE LINE CONVERTIBLE FUND INC | Merrill Lynch Convertible Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch Convertible Index (reflects no deduction for fees, expenses of taxes)
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	5.64%

[1]	Effective September 1, 2011 through August 31, 2012, EULAV Asset Management (the "Adviser") and EULAV Securities LLC (the "Distributor") contractually agreed to waive a portion of the management fee equal to 0.125% of the Fund's average daily net assets and a portion of the 12b-1 fee equal to 0.15% of the Fund's average daily net assets, respectively. The waivers cannot be terminated before August 31, 2012 without the approval of the Fund's Board of Directors.